Derivative Instruments and Hedging Activities - Derivatives Effect on Statement of Operations and Comprehensive Loss (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Total direct operating expense on consolidated statements of operations	$ 457.1	$ 433.6	$ 1,440.9	$ 1,306.0	$ 1,886.7	$ 2,207.9	$ 1,922.1
Total interest expense on consolidated statements of operations	58.5	55.5	180.1	157.1	222.5	162.6	115.0
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive income (loss)	2.4	(4.3)	3.5	(7.3)
Gain (loss) reclassified from accumulated other comprehensive income (loss)	(0.1)	(2.6)	(1.2)	(2.5)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive income (loss)	1.6	(11.7)	(1.1)	24.7
Gain (loss) reclassified from accumulated other comprehensive income (loss)	2.0	11.4	24.3	31.5
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$ 1.4	$ (1.8)	$ (1.7)	$ (5.5)
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Total direct operating expense on consolidated statements of operations					1,886.7	2,207.9	1,922.1
Total interest expense on consolidated statements of operations					222.5	162.6	115.0
Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive income (loss)					(5.8)	1.7	1.7
Gain (loss) reclassified from accumulated other comprehensive income (loss)					(0.3)	(0.3)	(0.2)
Cash Flow Hedging | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive income (loss)					36.3	81.1	66.5
Gain (loss) reclassified from accumulated other comprehensive income (loss)					41.8	1.4	(15.0)
Cash Flow Hedging | Not Designated as Hedging Instrument | Interest rate swaps | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated other comprehensive income (loss)					$ (7.2)	$ (11.8)	$ (33.8)